June 22, 2006






U.S. Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549




RE: VANGUARD INTERNATIONAL EQUITY FUNDS (THE TRUST)
    FILE NO. 33-32548
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.




Sincerely,
The Vanguard Group, Inc.




Natalie S. Bej

Associate Counsel

Securities Regulation, Legal Department